ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
May 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES	Accounts payable and accrued expenses consist of the following:
	May 31, 2024	May 31, 2023
Outside services	$123,065	$24,904
Employee compensation	12,285	14,747
Other	13,298	-
Total	$148,648	$39,651